Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ (1,379,550)	¥ 254,178	¥ 119,026
Total before tax	(1,882,594)	(448,222)	58,727
Income tax expense (benefit)	501,567	41,174	(14,511)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,381,027)	(407,048)	44,216
Equity in earnings of equity method investees—net or Other non-interest income	(463,802)	(398,086)	(436,583)
Interest income on Loans, including fees	(4,321,102)	(2,973,667)	(1,731,962)
Other non-interest expenses	(409,827)	(433,632)	(261,312)
Other non-interest income	(163,597)	(92,828)	(119,321)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	120,890	442,780	(10,584)
Income tax expense (benefit)	(36,203)	(127,836)	13,768
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	84,687	314,944	3,184
Amount reclassified out of Accumulated OCI | Net losses (gains) on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	149,292	(2,682)	(48,637)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	2	359,629	47,069
Amount reclassified out of Accumulated OCI | Gain on sale of MUFG Union Bank (Note 2)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	0	(28,251)	0
Other non-interest expenses	0	14,395	0
Amount reclassified out of Accumulated OCI | Gain on sale of MUFG Union Bank (Note 2) | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	0	36,885	0
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	1,352	8,617	(447)
Total before tax	150,646	337,313	(2,015)
Income tax expense (benefit)	(45,320)	(99,409)	11,268
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	105,326	237,904	9,253
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	776	444	885
Income tax expense (benefit)	(237)	(136)	(271)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	539	308	614
Equity in earnings of equity method investees—net or Other non-interest income	776	444	885
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(1,346)	31,019	(12,200)
Income tax expense (benefit)	265	(8,458)	3,143
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,081)	22,561	(9,057)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	0	(4,447)	(12,017)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange gains (losses)—net	(1,346)	(1,419)	(183)
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	1,962	9,135	17,279
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(3,352)	(4,952)	(4,467)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(11,664)	79,850	(5,770)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(13,054)	98,428	7,042
Income tax expense (benefit)	4,150	(27,313)	(1,689)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(8,904)	71,115	5,353
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(16,132)	(24,424)	(4,296)
Income tax expense (benefit)	4,939	7,480	1,317
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(11,193)	(16,944)	(2,979)
Other non-interest expenses	0	0	7
Other non-interest income	¥ (16,132)	¥ (24,424)	¥ (4,303)